Schedule of Concentration Risk Percent (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues	$ 2,003,681	$ 1,810,341	$ 6,916,046	$ 6,265,261	$ 9,990,150	$ 10,648,175
Purchase	2,012,707	1,983,537	6,921,186	6,137,529	10,061,164	9,149,717
Vendor A [Member]
Product Information [Line Items]
Accounts payable	6,109,189		6,109,189		2,871,033	2,384,085
Vendor B [Member]
Product Information [Line Items]
Accounts payable					4,364,105	5,135,351
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Revenues	$ 2,001,574	$ 1,666,917	$ 6,913,939	$ 4,901,355	$ 8,593,998	$ 5,338,728
Concentrationr risk, percentage	100.00%	92.00%	100.00%	78.00%	86.00%	50.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Revenues		$ 30,663		$ 1,250,979	$ 1,280,555	$ 5,259,447
Concentrationr risk, percentage		2.00%		20.00%	13.00%	49.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentrationr risk, percentage			100.00%		100.00%	100.00%
Accounts receivable	$ 8,619,144		$ 8,619,144		$ 5,209,169	$ 4,665,735
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentrationr risk, percentage
Accounts receivable
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	100.00%	99.00%	100.00%	93.00%	95.00%	67.00%
Purchase	$ 2,011,899	$ 1,696,683	$ 6,912,778	$ 5,418,472	$ 8,552,684	$ 5,549,968
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage		1.00%		7.00%	5.00%	32.00%
Purchase		$ 3,269		$ 428,109	$ 438,230	$ 2,626,103
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage						1.00%
Purchase						$ 79,608
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage			82.00%		22.00%	32.00%
Accounts payable	6,109,189		$ 6,109,189		$ 2,871,033	$ 2,384,085
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage
Accounts payable
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage			18.00%		34.00%	68.00%
Accounts payable	$ 1,348,829		$ 1,348,829		$ 4,364,105	$ 5,135,351